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   TravelersLife & Annuity [LOGO]
A Member of TravelersGroup



Underlying Fund
Prospectuses                                       [GRAPHIC]

Smith Barney Series Fund
Appreciation Portfolio
Diversified Strategic Income Portfolio


APRIL 29, 1997


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

                            SMITH BARNEY SERIES FUND
                     Diversified Strategic Income Portfolio
                              388 Greenwich Street
                            New York, New York 10013
                    Contract Owner Inquiries: (800) 451-2010


        Smith Barney Series Fund is a diversified, open-end management investment company (the "Fund"), with ten portfolios (the "Portfolios"), each with separate goals and investment policies. Shares of the Diversified Strategic Income Portfolio (the "Portfolio") may be acquired only by investing in a qualifying variable annuity or variable life insurance contract (a "Contract") offered by participating life insurance companies.

        The Portfolio's investment goal is high current income. The Portfolio invests primarily in three types of fixed-income securities - U.S. government and mortgage-related securities, foreign government bonds and corporate bonds rated below investment grade.

        There can be no guarantee that the Portfolio's investment goal will be achieved since any investment involves risks. Discussions of the Portfolio's investments, and their related risks, are found in the sections of this Prospectus entitled "Investment Goal and Policies of the Portfolio," "Additional Investments" and "Special Considerations and Risk Factors."

        This Prospectus, which sets forth certain information about the Fund and the Portfolio that you should know before investing, should be read in conjunction with the applicable Contract prospectus and retained for future reference. Additional information about the Fund and the Portfolio has been filed with the Securities and Exchange Commission (the "SEC") in a document entitled "Statement of Additional Information," dated April 29, 1997, as amended or supplemented from time to time, which is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a representative of a participating life insurance company.

        The Fund is responsible only for statements that are included in this Prospectus, the Statement of Additional Information or in authorized sales material. The Statement of Additional Information is incorporated by reference into this Prospectus in its entirety. You cannot buy shares of the Fund directly. You can invest in the Fund by buying separate accounts which fund certain variable annuity and variable life insurance contracts (each referred to herein as a "Contract") offered by designated insurance companies.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT CONTRACT PROSPECTUS. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 The date of this Prospectus is April 29, 1997.

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

                                    CONTENTS
================================================================================

     SUMMARY .........................................................    1

     EXPENSES OF THE PORTFOLIO .......................................    2

     FINANCIAL HIGHLIGHTS ............................................    2

     INVESTMENT GOAL AND POLICIES OF THE PORTFOLIO ...................    3

     ADDITIONAL INVESTMENTS ..........................................    4

     CERTAIN INVESTMENT STRATEGIES AND GUIDELINES ....................    5

     SPECIAL CONSIDERATIONS AND RISK FACTORS .........................   10

     PORTFOLIO TRANSACTIONS ..........................................   13

     NET ASSET VALUE .................................................   13

     HOW TO USE THE PORTFOLIO ........................................   14

     DIVIDENDS AND TAXES .............................................   15

     MANAGEMENT OF THE FUND ..........................................   16

     PORTFOLIO MANAGEMENT ............................................   17

     CUSTODIAN AND TRANSFER AGENT ....................................   17

     DISTRIBUTOR .....................................................   17

     ADDITIONAL INFORMATION ..........................................   17

     THE PORTFOLIO'S PERFORMANCE .....................................   18


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        No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information or the Fund's official sales literature in connection with the offering of the Fund's shares, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, the offer may not lawfully be made.
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

                                    SUMMARY
================================================================================

        The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross-references in this summary are to headings in the Prospectus.


The Portfolio

        The Portfolio is one of ten portfolios of the Fund, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio's investment objective is high current income. The Portfolio invests primarily in three types of fixed-income securities - U.S. government and mortgage-related securities, foreign government securities and corporate securities rated below investment grade. See "Additional Information."


Management

        Smith Barney Mutual Funds Management Inc. ("SBMFM" or "Investment Adviser") serves as the Portfolio's investment adviser and administrator. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"), which in turn is a wholly owned subsidiary of Travelers Group Inc., a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. Smith Barney Global Capital Management, Inc. ("Global Capital Management" or "Sub-Investment Adviser") serves as sub-investment adviser to the Portfolio, and is a wholly owned subsidiary of Holdings. See "Management of the Fund."


Buying Shares

        Shares of the Portfolio are offered only to Contract owners as set forth in the specific Contract prospectus. A Contract owner can direct the allocation of part or all of his or her net purchase payment to the Portfolio. In the future, Contract owners may be offered the opportunity to invest in one or more of the other portfolios of the Fund. See "How to Use the Portfolio."


Redeeming Shares

        Shares may be redeemed as described in the applicable Contract prospectus. See "How to Use the Portfolio."


Risk Factors and Special Considerations

        The non-publicly traded and illiquid securities which the Portfolio may hold may have to be sold at lower prices, or may remain unsold, when the Portfolio desires to dispose of them. The foreign securities in which the Portfolio may invest may be subject to certain risks in addition to those inherent in U.S. investments. The medium- and lower-rated securities as well as unrated securities and the securities of unseasoned issuers that the Portfolio may hold, some of which have speculative characteristics, may be subject to greater market fluctuation and risk of loss of income or principal than higher-rated securities. The Portfolio may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities and entering into futures contracts and related options as hedges. These risks and those associated with when-issued and delayed-delivery transactions, put and call options, covered option writing, forward roll transactions and reverse repurchase agreements, are described under "Investment Goal and Policies of the Portfolio" and "Special Considerations and Risk Factors."

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                                                                               1

                           EXPENSES OF THE PORTFOLIO
================================================================================

        The Portfolio will bear its own expenses. Operating expenses for the Portfolio generally will consist of all costs not specifically borne by the Portfolio's investment adviser, sub-investment adviser, administrator and/or distributor, including organizational costs, investment advisory and administration fees, fees for necessary professional and brokerage services, fees for any pricing service, the costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. From time to time, the Investment Adviser, Sub-investment Adviser and administrator may waive all or a portion of the fees payable to it by the Portfolio, thereby reducing the expenses of the Portfolio. A detailed description of the expenses involved in investing in a Contract and the Portfolio is included in the Contract prospectus.

                              FINANCIAL HIGHLIGHTS
================================================================================

        The following information for the fiscal year ended December 31, 1996 and 1995, has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated December 31, 1996. The information with respect to the four years ended December 31, 1994 has been audited by other auditors, whose report thereon appears in the Fund's Annual Report dated December 31, 1994. The information set forth below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information.

        For a share of beneficial interest outstanding throughout each period:

Diversified Strategic Income Portfolio                  1996        1995        1994        1993        1992       1991(1)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                    $ 10.01     $  9.18     $ 10.07     $  9.61     $ 10.14     $10.00
---------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
        Net investment income(2)(3)                      0.88        0.74        0.58        0.70        0.67       0.02
        Net realized and unrealized gain (loss)          0.24        0.70       (0.86)       0.47       (0.53)      0.12
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                      1.12        1.44       (0.28)       1.17        0.14       0.14
---------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
        Net investment income                           (0.15)      (0.61)      (0.58)      (0.61)      (0.67)      --
        Net realized gains on security transactions      --          --          --         (0.04)       --         --
        Overdistribution of net realized gains           --          --          --         (0.05)       --         --
        Capital                                          --          --         (0.03)      (0.01)       --         --
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.15)      (0.61)      (0.61)      (0.71)      (0.67)      --
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                          $ 10.98     $ 10.01     $  9.18     $ 10.07     $  9.61     $10.14
---------------------------------------------------------------------------------------------------------------------------
Total Return                                            11.16%      16.18%      (2.81)%     12.56        1.42%      1.40%++
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000's)                       $59,515     $59,316     $55,260     $43,244     $19,991     $3,914
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
        Expenses(2)                                      0.84%       0.90%       0.95%       1.00%       1.00%      0.94%+
        Net investment income                            7.94        7.73        7.31        7.14        7.70       4.57+
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   106%         46%         54%         94%         65%      --
---------------------------------------------------------------------------------------------------------------------------

(1) For the period from October 31, 1991 (commencement of operations) to December 31, 1991.
(2) The Investment Adviser waived all or part of its fees for the two-year period ended December 31, 1993 and the period ended December 31, 1991. In addition, IDS Life reimbursed expenses of $2,816, $25,396 and $5,927 for the two-year period ended December 31, 1993 and the period ended December 31, 1991. If such fees were not waived or expenses reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                                              Net Investment Income                       Expense Ratios Without Waivers
                                                Per Share Decrease                              and Reimbursements
                                    -------------------------------------------      -----------------------------------------
     Portfolio                      1996   1995   1994    1993     1992    1991      1996   1995   1994   1993    1992    1991
     ---------                      ----   ----   ----   -----    -----   -----      ----   ----   ----   ----    ----    ----
     Diversified Strategic Income   N/A    N/A    N/A    $0.00*   $0.03   $0.03      N/A    N/A    N/A    1.02%   1.41%   7.76%+

(3) Includes realized gains and losses from foreign currency transactions for the four years ended December 31, 1995.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.
*    Amount represents less than $0.01.

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2

                 INVESTMENT GOAL AND POLICIES OF THE PORTFOLIO
================================================================================

Investment Goal

        The Portfolio's goal is high current income. This investment goal may not be changed without the approval of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of the Portfolio. There can, of course, be no guarantee that the Portfolio will achieve its investment goal. Additional information about investment strategies that the Portfolio may employ and investment policies mentioned below appears in the Statement of Additional Information.


Investment Policies

        The Portfolio will seek to achieve its goal through allocating and reallocating its assets primarily among three types of fixed-income securities - U.S. government and mortgage-related securities, foreign government securities and corporate securities rated below investment grade. Under current market conditions, SBMFM expects to maintain 50% of its assets in government and mortgage-securities, 25% in foreign government securities and 25% of its assets in high-yield corporate securities. The portions of the Portfolio's assets invested in each type of security will vary from time to time and, at any time, the Portfolio may be entirely invested in a single type of fixed-income security. Under normal circumstances, substantially all - but not less than 65%
- of the Portfolio's assets will be invested in fixed-income securities, including non-convertible preferred stocks.

        SBMFM and Global Capital Management will select investments on the basis of an analysis of economic and market conditions and relative risks and opportunities of those types of fixed-income securities. In general, the particular type or types of fixed-income securities selected for investment by the Portfolio at any given time will be those that, in the view of its Investment Adviser, offer the highest income available at the time, unless the Investment Adviser believes that such income potential is not sufficient to justify the higher risks associated with these securities. The Portfolio generally will invest in intermediate- and long-term fixed-income securities with the result that, under normal market conditions, the weighted average maturity of the Portfolio's securities is expected to be from four to in excess of 12 years.

        Mortgage-related securities in which the Portfolio may invest, which include mortgage obligations collateralized by mortgage loans or mortgage pass-through certificates, will be rated no lower than Aa by Moody's or AA by S&P or, if unrated, will be deemed by SBMFM to be of comparable quality. Under normal market conditions, the Portfolio's mortgage-related holdings can be expected to consist primarily of securities issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). The Portfolio may invest up to 35% of its assets in corporate fixed-income securities of U.S. issuers rated Ba or lower by Moody's or BB or lower by S&P, but not lower than Caa or CCC, respectively, or in unrated securities deemed by SBMFM and Global Capital Management to be of comparable quality. Special considerations arising from investment in lower-rated and unrated securities are described in "Special Considerations and Risk Factors - Medium-, Lower-Rated and Unrated Securities."

        The Portfolio may also invest in fixed-income securities issued by supranational organizations and may engage in transactions in options, interest rate futures contracts, options on interest rate futures contracts, forward currency contracts, options on foreign currencies and foreign currency futures contracts. Up to 5% of the Portfolio's assets may be invested in developing countries.

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                                                                               3

                             ADDITIONAL INVESTMENTS
================================================================================

Money Market Instruments

        The Portfolio may, as a cash management tool, hold up to 20% of the value of its total assets in cash and invest in short-term instruments and, for temporary defensive purposes, may hold cash and invest in short-term instruments without limitation. Short-term instruments in which the Portfolio may invest include: U.S. government securities; obligations of banks having at least $1 billion in assets (including certificates of deposit, time deposits and bankers' acceptances of U.S. or foreign banks, U.S. savings and loan associations and similar institutions); commercial paper rated no lower than A-2 by S&P or Prime-2 by Moody's or the equivalent from another nationally recognized statistical rating organization ("NRSRO") or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the two highest rating categories; and repurchase agreements with respect to any of the foregoing entered into with banks and non-bank dealers approved by the Fund's Board of Trustees.


U.S. Government Securities

        The U.S. government securities in which the Portfolio may invest include: direct obligations of the United States Treasury (such as Treasury Bills, Treasury Notes and Treasury Bonds), and obligations issued by U.S. government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States (such as certificates issued by GNMA); securities that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and securities that are supported only by the credit of the instrumentality (such as bonds issued by FNMA) and FHLMC). Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.

        The Portfolio may invest up to 5% of its net assets in U.S. government securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). Exchange Rate-Related Securities are issued in a variety of forms, depending on the structure of the principal repayment formula. The principal repayment formula may be structured so that the securityholder will benefit if a particular foreign currency to which the security is linked is stable or appreciates against the U.S. dollar. In the alternative, the principal repayment formula may be structured so that the securityholder benefits if the U.S. dollar is stable or appreciates against the linked foreign currency. Finally, the principal repayment formula can be a function of more than one currency and, therefore, be designed in either of the aforementioned forms or a combination of those forms.

        Investments in Exchange Rate-Related Securities entail special risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. If currency exchange rates do not move in the direction or to the extent anticipated at the time of purchase of the security, the amount of principal repaid at maturity might be significantly below the par value of the security, which might not be offset by the interest earned by the Portfolio over the term of the security. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The imposition or modification of foreign exchange controls by the United States or foreign governments or intervention by central banks also could affect exchange rates.

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4

Finally, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for particular Exchange Rate-Related Securities due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.


                  CERTAIN INVESTMENT STRATEGIES AND GUIDELINES
================================================================================

        Up to 10% of the total assets of the Portfolio may be invested in securities with contractual or other restrictions on resale and other instruments that are not readily marketable, including (a) repurchase agreements with maturities greater than seven days, (b) futures contracts and related options for which a liquid secondary market does not exist and (c) time deposits maturing in more than seven calendar days. The Portfolio may borrow from banks for temporary or emergency purposes, but not for leverage, in an amount up to 30% of its assets, and may pledge its assets to the same extent in connection with such borrowings. Whenever borrowings from banks exceed 5% of the value of the assets of the Portfolio, the Portfolio will not make any additional investments. Except for the limitations on borrowing, the investment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the Board of Trustees of the Fund. A complete list of investment restrictions that identifies additional restrictions that cannot be changed without the approval of a majority of the Portfolio's outstanding shares is contained in the Statement of Additional Information.


Repurchase Agreements

        The Portfolio may engage in repurchase agreement transactions on portfolio securities, in each case with banks which are the issuers of instruments acceptable for purchase by the Portfolio and with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will be monitored by the Portfolio's investment adviser to ensure that it at least equals at all times the total amount of the repurchase obligation, including interest. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert these rights. The Portfolio's Investment Adviser, acting under the supervision of the Fund's Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks. A repurchase agreement is considered to be a loan collateralized by the underlying securities under the 1940 Act.


Covered Option Writing

        The Portfolio may write put and call options on securities. The Portfolio realizes fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a put option written by the Portfolio has the right to compel the Portfolio to purchase

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                                                                               5
from it the underlying security at the agreed-upon price for a specified time period, while the purchaser of a call option written by the Portfolio has the right to purchase from the Portfolio the underlying security owned by the Portfolio at the agreed-upon price for a specified time period.

        Upon the exercise of a put option written by the Portfolio, the Portfolio may suffer a loss equal to the difference between the price at which the Portfolio is required to purchase the underlying security plus the premium received for writing the option and its market value at the time of the option exercise. Upon the exercise of a call option written by the Portfolio, the Portfolio may suffer a loss equal to the difference between the security's market value at the time of the option exercise less the premium received for writing the option and the Portfolio's acquisition cost of the security.

        The Portfolio will write only covered options. Accordingly, whenever the Portfolio writes a call option, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exercised, the Portfolio that has written a put option will either (a) deposit with The Chase Manhattan Bank, the custodian of the Portfolio's investments ("Chase"), in a segregated account cash, U.S. government securities, debt obligations of any grade or equity securities having a value at least equal to the exercise price of the underlying securities, provided such securities have been determined by the SBMFM to be liquid and unencumbered, and are marked to market daily pursuant to guidelines established by the Trustees, or (b) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written by the Portfolio) or an equivalent number of puts of the same "class" (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts that it holds are less than the exercise prices of those that it has written, it will deposit the difference with Chase in a segregated account).

        The Portfolio may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Portfolio would purchase, prior to the holder's exercise of an option that the Portfolio has written, an option of the same series as that on which the Portfolio desires to terminate its obligation. The obligation of the Portfolio under an option that it has written would be terminated by a closing purchase transaction, but the Portfolio would not be deemed to own an option as the result of the transaction. There can be no assurance that the Portfolio will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Portfolio ordinarily will write options only if a secondary market for the options exists on a U.S. securities exchange or in the over-the-counter market. The staff of the SEC considers most over-the-counter options to be illiquid. The ability to terminate options positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and also may involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.


Lending of Securities

        The Portfolio may lend its portfolio securities to brokers, dealers and other financial organizations. By lending its securities, the Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Loans of portfolio securities, if and when made, by the Portfolio may not exceed 33 1/3% of the Portfolio's total assets, taken at value. Loans of portfolio

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6
securities will be collateralized by cash, letters of credit or U.S. government securities, which are maintained at all times in an amount equal to the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio.


Futures and Options on Futures

        When deemed advisable by its Investment Adviser, the Portfolio may enter into interest rate futures contracts, foreign currency futures contracts and may enter into related options that are traded on a U.S. exchange or board of trade. These transactions will be made solely for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates, market conditions and currency values, as the case may be. All futures and options contracts will be entered into only when the transactions are economically appropriate to the reduction of risks inherent in the management of the Portfolio.

        An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Similarly, a foreign currency futures contract provides for the future sale by one party and the purchase by another party of a certain amount of a particular currency at a specified price, date, time and place. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally entered into. An option on an interest rate, stock index or currency futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and short position if the option is a put) at a specified exercise price at any time prior to the expiration date of the option.

        The use of futures contracts and options on futures contracts as a hedging device involves several risks. There can be no assurance that there will be a correlation between price movements in the underlying securities, index or currency, on the one hand, and price movements in the securities that are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time.

        The Portfolio may not enter into futures and options contracts for which aggregate initial margin deposits and premiums paid for unexpired options to establish such positions that are not bona fide hedging positions (as defined by the Commodity Futures Trading Commission) exceed 5% of the fair market value of the Portfolio's assets, after taking into account unrealized profits and unrealized losses on futures contracts into which it has entered. With respect to long positions in futures or options on futures, the Portfolio will "cover" the position in a manner consistent with SEC guidance.


When-Issued Securities and Delayed-Delivery Transactions

        The Portfolio may purchase and sell securities on a when-issued basis, which calls for the purchase (or sale) of securities at an agreed-upon price on a specified future date. The Portfolio will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Portfolio prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the returns obtained on such securities may be higher or lower then the returns available in the market on the dates when the investments are actually delivered to the buyers. The

--------------------------------------------------------------------------------

Portfolio will establish a segregated account consisting of cash, U.S. government securities, high-grade debt obligations or equity securities in an amount equal to the amount of its when-issued and delayed-delivery commitments, provided such securities have been determined by the Investment Adviser to be liquid and unencumbered, and are marked to market daily pursuant to guidelines established by the Trustees. Placing securities rather than cash in the segregated account may have a leveraging effect on the Portfolio's net assets. The Portfolio will not accrue income with respect to a when-issued security prior to its stated delivery date.


Purchasing Options on Securities

        The Portfolio may purchase put and call options that are traded on a U.S. securities exchange, foreign exchanges, and in the over-the-counter market. The Portfolio may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, the Portfolio limits its risk of loss from a decline in the market value of the underlying security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. The Portfolio may utilize up to 10% of its assets to purchase call options on portfolio securities. Call options may be purchased by the Portfolio in order to acquire the underlying securities for the Portfolio at a price that avoids any additional cost that would result from a substantial increase in the market value of a security. The Portfolio also may purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security.

        Prior to their expirations, put and call options may be sold in closing sale transactions (sales by the Portfolio, prior to the exercise of options that it has purchased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.


Covered Option Writing

        The Portfolio may write put and call options on securities. The Portfolio realizes fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a put option written by the Portfolio has the right to compel the Portfolio to purchase from it the underlying security at the agreed-upon price for a specified time period, while the purchaser of a call option written by the Portfolio has the right to purchase from the Portfolio the underlying security owned by the Portfolio at the agreed-upon price for a specified time period.

        Upon the exercise of a put option written by the Portfolio, the Portfolio may suffer a loss equal to the difference between the price at which the Portfolio is required to purchase the underlying security plus the premium received for writing the option and its market value at the time of the option exercise. Upon the exercise of a call option written by the Portfolio, the Portfolio may suffer a loss equal to the difference between the security's market value at the time of the option exercise less the premium received for writing the option and the Portfolio's acquisition cost of the security.

--------------------------------------------------------------------------------

        The Portfolio will write only covered options. Accordingly, whenever the Portfolio writes a call option, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exercised, the Portfolio that has written a put option will either (a) deposit with the Portfolio's custodian in a segregated account cash, U.S. government securities, debt obligations of any grade or equity securities having a value equal to or greater than the exercise price of the underlying securities, provided such securities have been determined by the Investment Adviser to be liquid and unencumbered, and are marked to market daily pursuant to guidelines established by the Trustees or (b) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written by the Portfolio) or an equivalent number of puts of the same "class" (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts that it holds are less than the exercise prices of those that it has written, it will deposit the difference with the Portfolio's custodian in a segregated account).

        The Portfolio may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Portfolio would purchase, prior to the holder's exercise of an option that the Portfolio has written, an option of the same series as that on which the Portfolio desires to terminate its obligation. The obligation of the Portfolio under an option that it has written would be terminated by a closing purchase transaction, but the Portfolio would not be deemed to own an option as the result of the transaction. There can be no assurance that the Portfolio will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Portfolio with option-writing authority ordinarily will write options only if a secondary market for the options exists on a U.S. securities exchange or in the over-the-counter market. The staff of the SEC considers most over-the-counter options to be illiquid. The ability to terminate options positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and also may involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio involved.


Forward Roll Transactions

        In order to enhance current income, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities issued by GNMA, FNMA and FHLMC. In a forward roll transaction, the Portfolio sells a mortgage security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed-upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale, will generate income for the Portfolio exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. At the time the Portfolio enters into a forward roll transaction, it will place in a segregated custodial account cash, U.S. government securities, high-grade debt obligations or equity securities having a value equal to the repurchase price (including accrued interest), provided such securities have been determined by the SBMFM to

--------------------------------------------------------------------------------
be liquid and unencumbered, and are marked to market daily pursuant to guidelines established by the Trustees, and will subsequently monitor the account to insure that such equivalent value is maintained. Forward roll transactions are considered to be borrowings by the Portfolio.


Currency Exchange Transactions and Options on Foreign Currencies

        The Portfolio may engage in currency exchange transactions and purchase exchange-traded put and call options on foreign currencies in order to protect against uncertainty in the level of future currency exchange rates. The Portfolio will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or through entering into forward contracts to purchase or sell currencies. The Portfolio's dealings in forward currency exchange and options on foreign currencies are limited to hedging involving either specific transactions or portfolio positions. A forward currency contract involves an obligation to purchase or sell a specific currency for an agreed-upon price at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. An option on a foreign currency gives the purchaser, in return for a premium, the right to sell, in the case of a put, and buy, in the case of a call, the underlying currency at a specified price during the term of the option.


Reverse Repurchase Agreements

        The Portfolio may enter into reverse repurchase agreement transactions with member banks of the Federal Reserve System or with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. A reverse repurchase agreement, which is considered a borrowing by the Portfolio, involves a sale by the Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase the same securities at an agreed-upon price and date. The Portfolio typically will invest the proceeds of a reverse repurchase agreement in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. This use of the proceeds is known as leverage. The Portfolio will enter into a reverse repurchase agreement for leverage purposes only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Portfolio also may use the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests when the sale of the Portfolio's securities is considered to be disadvantageous. At the time the Portfolio enters into a reverse repurchase agreement with a broker-dealer (but not a bank), it will place in a segregated custodial account cash, U.S. government securities, high-grade debt obligations or equity securities having a value equal to its obligations under the reverse repurchase agreements provided such securities have been determined by the manager to be liquid and unencumbered, and are marked to market daily pursuant to guidelines established by the Trustees.


                    SPECIAL CONSIDERATIONS AND RISK FACTORS
================================================================================

        This section describes certain investments of the Portfolio and related risks. Further information concerning investments of the Portfolio and related risks may be found in the Appendix to this Prospectus and in the Statement of Additional Information.


Fixed-Income Securities

        The market value of fixed-income obligations of the Portfolio will be affected by general changes in interest rates, which will result in increases or decreases in the value of fixed-income obligations held by the Portfolio. The market value of the Portfolio's fixed-income obligations can be expected to vary inversely in

--------------------------------------------------------------------------------
relation to changes in prevailing interest rates. In addition, fixed-income securities in which the Portfolio may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity and safety and longer maturities.


Non-Publicly Traded and Illiquid Securities

        The Portfolio may purchase securities that are not publicly traded. The sale of securities that are not publicly traded is typically restricted under federal securities laws. As a result, the Portfolio may be forced to sell these securities at less than fair market value or may not be able to sell them when its Investment Adviser believes it desirable to do so. The Portfolio's investments in illiquid securities are subject to the risk that should the Portfolio desire to sell any of these securities when a ready buyer is not available at a price that the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.


Mortgage-Related Securities

        To the extent that the Portfolio purchases mortgage-related securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Portfolio's principal investment to the extent of the premium paid. The yield of the Portfolio that invests in mortgage-related securities may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in relation to interest rates.


Foreign Securities

        The Portfolio may invest in obligations of companies and governments of foreign nations, which involve certain risks in addition to the usual risks inherent in U.S. investments. These risks include those resulting from revaluation of currencies, future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to U.S. companies. The performance of the Portfolio when investing in foreign securities may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolio, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that could reduce the return on such securities. Changes in foreign currency exchange rates may affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on U.S. exchanges, and the expense of maintaining securities with foreign custodians.

        In addition, the Portfolio may invest up to 5% of its total assets in securities traded in markets of developing countries. A developing country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the

--------------------------------------------------------------------------------
markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.


Medium-, Lower-Rated and Unrated Securities

        The Portfolio may invest in medium- or lower-rated securities and unrated securities of comparable quality. Generally, these securities offer a higher current yield than is offered by higher-rated securities, but also will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, medium- and lower-rated securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of medium- and lower-rated, and comparable unrated, securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during a major economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because medium- and lower-rated securities and unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. In light of these risks, SBMFM, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors established by the Fund's Board of Trustees into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

        The markets in which medium- and lower-rated or comparable unrated securities are traded generally are more limited than those in which higher-rated securities are traded. The existence of limited markets for these securities may restrict the availability of securities for the Portfolio to purchase and also may have the effect of limiting the ability of the Portfolio to (a) obtain accurate market quotations for purposes of valuing securities and calculating net asset value and (b) sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. The market for medium- and lower-rated, and comparable unrated, securities is relatively new and has not fully weathered a major economic recession. Any such recession, however, would disrupt severely the market for such securities and adversely affect the value of such securities, and could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

        Fixed-income securities, including medium- and lower-rated, and comparable unrated, securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Portfolio. If an issuer exercises these rights during periods of declining interest rates, the Portfolio may have to replace the security with a lower yielding security resulting in a decreased return to the Portfolio.

        The market value of securities in lower rating categories is more volatile than that of higher quality securities, and the markets in which medium- and lower-rated or comparable unrated securities are traded are more limited than those in which higher-rated securities are traded. Adverse publicity and investor perceptions also may have a negative impact on the value and liquidity of lower-rated, high-yield securities, especially in a limited trading market.

        Subsequent to its purchase by the Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require sale of such

--------------------------------------------------------------------------------
securities by the Portfolio involved, but the Portfolio's investment adviser will consider such event in its determination of whether the Portfolio should continue to hold the securities.

        Securities that are rated Ba by Moody's or BB by S&P have speculative characteristics with respect to their capacity to pay interest and repay principal. Securities that are rated B generally lack characteristics of the desirable investment and assurance of interest and principal payments over any long period of time may be small. Securities that are rated Caa or CCC are of poor standing. These issues may be in default or present elements of danger with respect to principal or interest.


Securities of Unseasoned Issuers

        The Portfolio may invest in securities of unseasoned issuers, which may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operating history and may be dependent on products or services without an established market share.


                             PORTFOLIO TRANSACTIONS
================================================================================

        All orders for transactions in securities, options, futures contracts and options on futures contracts on behalf of the Portfolio will be placed by SBMFM with broker-dealers that SBMFM selects, including Smith Barney and other affiliated brokers. The Portfolio may utilize Smith Barney or a Smith Barney-affiliated broker in connection with a purchase or sale of securities when SBMFM believes that the broker's charge for the transaction does not exceed usual and customary levels. The same standard applies to the use of Smith Barney or a Smith Barney-affiliated broker as a commodities broker in connection with entering into futures contracts and options on futures contracts.


                                NET ASSET VALUE
================================================================================

        The value of an individual share of the Portfolio is the net asset value of that share. The net asset value per share of the Portfolio will be calculated each day, Monday through Friday, except on days when the New York Stock Exchange, Inc. (the "NYSE") is closed. The NYSE is currently scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share of the Portfolio is determined as of the close of regular trading on the NYSE (currently 4:00 p.m., New York time).

        Net asset value per share is computed by dividing the value of the Portfolio's net assets by the total number of its shares outstanding. Generally, the Portfolio's investments are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Fund's Board of Trustees. A security that is primarily traded on a U.S. or foreign exchange (including securities traded through the National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund's Board of Trustees or its delegates. Over-the-counter securities that are not traded through the National Market System and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market are valued on

--------------------------------------------------------------------------------
the basis of the bid price at the close of business on each day. An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price. Investments in U.S. government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost when the Fund's Board of Trustees determines that this constitutes fair value. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. A settlement price may not be used if the market makes a limit move with respect to the security, index or currency underlying the futures contract. In such event, the futures contract will be valued at a fair market price to be determined by or under the direction of the Fund's Board of Trustees. Further information regarding the Fund's valuation policies is contained in the Statement of Additional Information.


                            HOW TO USE THE PORTFOLIO
================================================================================

Investing in the Portfolio

        In order to invest in shares of the Portfolio, an investor must be a variable annuity or variable life insurance contract owner. For further information regarding a Contract, see the description provided in the Contract prospectus.


Sales Charges and Surrender Charges

        The Fund does not assess any sales charge, either when it sells or when it redeems shares of the Portfolio. However, surrender charges that may be assessed under the Contract are described in the Contract prospectus. Mortality and expense risk fees and other charges are also described in the Contract prospectus.


Redeeming and Exchanging Shares

        A participating insurance company will redeem shares of the Portfolio in response to full or partial surrenders under the terms of the Contract. Generally, payment upon redemption will be made within three days after receiving a valid redemption request (unless redemption is suspended or payment is delayed as permitted in accordance with SEC regulations). The Fund will use the net asset value at the close of trading on the NYSE on the day the notice of surrender or transfer is received. If the request is received after the close of trading on the NYSE, the shares will be redeemed at the net asset value at the close of the next business day. The value of any redeemed shares may be more or less than their original purchase price.

        A detailed description of how to surrender a Contract is included in the Contract prospectus, which must accompany this prospectus. It is conceivable that in the future it may be disadvantageous for both variable annuity accounts and variable life insurance accounts, or for variable accounts of different insurance companies, to invest simultaneously in the Portfolio, although currently neither the insurance companies nor the Portfolio foresee any such disadvantages to either variable annuity or variable life insurance policy of owners of any insurance company. The Fund's Board of Trustees intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

--------------------------------------------------------------------------------

                              DIVIDENDS AND TAXES
================================================================================

Dividends

        Net Investment Income. Dividends and distributions will be automatically reinvested, without a sales charge, in the shareholder's account at net asset value in additional shares of the Portfolio, unless the shareholder instructs the Portfolio to pay all dividends and distributions in cash. Net investment income, including dividends on stocks and interest on bonds or other securities the Fund holds, is distributed to the shareholders of the Portfolio on an annual basis. The shareholders of this Portfolio are the separate accounts of participating life insurance companies.

        Capital Gains. Distributions of any net realized capital gains of the Portfolio will be paid annually shortly after the close of the fiscal year in which they are earned.


Taxes

        In the opinion of counsel to the Fund, the Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of investment income and capital gains earned will be determined on a portfolio (rather than on a Fund-wide) basis.

        The Fund intends that the Portfolio will meet the requirements for qualification each year as a "regulated investment company" within the meaning of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify as a regulated investment company, the Portfolio must meet certain income and diversification tests, including the requirement that it derive less than 30% of its gross income in each taxable year from the sale or other disposition of (a) stock or securities held for less than three months, (b) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) held for less than three months and (c) foreign currencies (or options, futures or forward contracts on such foreign currencies) held for less than three months but only if such currencies (or options, futures or forward contracts) are not directly related to the Portfolio's principal business of investing in stock or securities (or options or futures with respect to stock or securities). As a regulated investment company and provided certain distribution requirements are met, the Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders. Dividends paid by the Portfolio from taxable investment income and distributions of short-term capital gains will be treated as ordinary income in the hands of the shareholders for federal income tax purposes, whether received in cash or reinvested in additional shares. Distributions of net long-term capital gains will be treated as long-term capital gains in the hands of the shareholders, if certain notice and designation requirements are satisfied, whether paid in cash or reinvested in additional shares, regardless of the length of time the investor has held shares of the Portfolio.

        The Fund has been informed that the separate accounts represented by a Contract should, for federal income tax purposes, be considered the shareholders of the Portfolio.

        To comply with regulations under Section 817(h) of the Code, the Portfolio will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of
Section 817(h) of the Code, obligations of the United States Treasury and each U.S. government agency or instrumentality are treated as securities of separate issuers.

--------------------------------------------------------------------------------

        The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the variable contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the variable contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the variable contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued.

        In the event that rules or regulations are adopted, there can be no assurance that the Portfolio will be able to operate as currently described in this Prospectus, or that the Fund will not have to change the investment goal or investment policies of the Portfolio. While the Portfolio's investment goal is fundamental and may be changed only by a vote of a majority of the Portfolio's outstanding shares, the Fund's Board of Trustees reserves the right to modify the investment policies of the Portfolio as necessary to prevent any such prospective rules and regulations from causing a Contract owner to be considered the owner of the shares of the Portfolio.

        Please refer to the Contract prospectus for information regarding the federal income tax treatment of distributions.


                             MANAGEMENT OF THE FUND
================================================================================

Board of Trustees

        Overall responsibility for management and supervision of the Fund and its portfolios, including the Portfolio, rests with the Fund's Board of Trustees. The Trustees approve all significant agreements between the Fund and the persons or companies that furnish services to the Fund and the Portfolio, including agreements with SBMFM, Global Capital Management, the Portfolio's custodian, transfer agent and distributor. The day-to-day operations of the Portfolio are delegated to SBMFM and/or Global Capital Management. The identities and backgrounds of the Trustees and officers of the Fund, together with certain additional information about them, are contained in the Statement of Additional Information. By virtue of the responsibilities assumed by SBMFM, the Fund requires no employees other than its executive officers, none of whom devotes full time to the affairs of the Fund.


Investment Adviser, Sub-Investment Adviser and Administrator

        Subject to the supervision and direction of the Fund's Board of Trustees, SBMFM manages the Portfolio in accordance with the Portfolio's goal and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and employs professional portfolio managers and securities analysts who provide research services to the Portfolio.

        SBMFM, located at 388 Greenwich Street, New York, New York 10013, provides investment advisory and management services to investment companies affiliated with Holdings. SBMFM renders investment advice to investment companies that had aggregate assets under management as of March 1, 1997 in excess of $80 billion.

        Global Capital Management, located at 10 Piccadilly, London, W1V 9LA England, is a wholly owned subsidiary of Holdings. Global Capital Management is responsible for and selects the Diversified Strategic Income Portfolio's investments in foreign securities and selects brokers and dealers that execute the Portfolio's investments in foreign securities. Global Capital Management renders investment advice to

--------------------------------------------------------------------------------
institutional clients and investment companies with aggregate assets under management, as of March 1, 1997, of approximately $2.1 billion.


                              PORTFOLIO MANAGEMENT
================================================================================

        James C. Conroy is a Vice President and Investment Officer of the Fund, and a Managing Director of Smith Barney. Prior to July 1993, Mr. Conroy served as Managing Director of Shearson Lehman Brothers. Victor Filatov of Global Capital Management is a Vice President and Investment Officer of the Fund. Prior to November 1993, Mr. Filatov was a Vice President of J.P. Morgan Securities, Inc.

        The Fund's management discussion and analysis, and additional performance information regarding the portfolios of the Fund, including the Portfolio, during the fiscal year ended December 31, 1996, is included in the Annual Report dated December 31, 1996. A copy of the Annual Report may be obtained upon request without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.


                          CUSTODIAN AND TRANSFER AGENT
================================================================================

        Chase, located at MetroTech Center, Brooklyn, NY 11245, acts as custodian of the Fund's investments generally.

        First Data Investor Services Group, Inc., located at Exchange Place, Boston, Massachusetts, 02109, acts as the Fund's transfer and dividend paying agent.


                                  DISTRIBUTOR
================================================================================

        Smith Barney, a subsidiary of Holdings, located at 388 Greenwich Street, New York, New York, 10013, serves as distributor of the Fund's shares, for which it receives no separate fee from the Fund. Insurance companies offering the Contracts pay Smith Barney for the services it provides and the expenses it bears in distributing the Contracts, including payment of commissions for sales. Insurance companies offering the Contracts will bear certain additional costs in connection with the offering of the Portfolio's shares, including the costs of printing and distributing prospectuses, statements of additional information and sales literature.


                             ADDITIONAL INFORMATION
================================================================================

Formation

        The Fund was organized on May 13, 1991, under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The Fund is registered with the SEC as a diversified, open-end management investment company, as defined in the 1940 Act. The Fund commenced operations on October 16, 1991, under the name Shearson Series Fund. On October 14, 1994, the Fund changed its name to its current name, Smith Barney Series Fund.


Shares of Beneficial Interest

        The Fund offers shares of beneficial interest of separate series with a par value of $.001 per share. Shares of ten series have been authorized. When matters are submitted for shareholder vote, shareholders of each portfolio will have one vote for each full share owned and proportionate, fractional votes for fractional shares held.

--------------------------------------------------------------------------------

        For a discussion of the rights of Contract owners concerning the voting of shares, please refer to the Contract prospectus. Generally, shares of the Fund vote by individual portfolio on all matters except (a) matters affecting only the interests of more than one of the portfolios, in which case shares of the affected portfolios would be entitled to vote, or (b) when the 1940 Act requires that shares of the portfolios be voted in the aggregate. All shares of the Fund vote together as one series for the election of Trustees. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Fund's outstanding shares. In addition, shareholders who meet certain criteria will be assisted by the Fund in communicating with other shareholders in seeking the holding of such a meeting.

        The participating life insurance company will send owners of the Contract a semi-annual report and an audited annual report, each of which includes a list of the investment securities held by the Portfolio at the end of the period covered. Contract owners may make inquiries regarding the Portfolio from a representative of the participating life insurance company.


                          THE PORTFOLIO'S PERFORMANCE
================================================================================

Total Return

        From time to time, the Portfolio may advertise its "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). When considering average annual total return figures for periods longer than one year, it is important to note that the Portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period. The Portfolio also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in the Portfolio's share prices and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions).

        It is important to note that yield and total return figures are based on historical earnings and are not intended to indicate future performance. The Statement of Additional Information describes the method used to determine the Portfolio's yield and total return. Shareholders may make inquiries regarding the Portfolio, including current yield quotations or total return figures, to a Smith Barney Financial Consultant.

        In reports or other communications to shareholders or in advertising material, the Portfolio may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indices of investment securities, such as the S&P 500, Salomon Brothers World Government Bond Index, Lehman Brothers Government Bond Index and Lehman Brothers Mortgage-Backed Securities

--------------------------------------------------------------------------------

Index, with the Consumer Price Index, Dow Jones Industrial Average or NASDAQ, or with investment or savings vehicles. The performance information also may include evaluations of the Portfolio published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, Morningstar Mutual Fund Values, Mutual Fund Forecaster, The New York Times, Stranger's Investment Advisor, USA Today, U.S. News & World Report and The Wall Street Journal. Such comparative performance information will be stated in the same terms in which the comparative data or indices are stated. Any such advertisement also would include the standard performance information required by the SEC as described above. For these purposes, the performance of the Portfolio, as well as the performance of other mutual funds or indices, do not reflect sales charges, the inclusion of which would reduce the Portfolio's performance.

        The Portfolio may also utilize performance information in hypothetical illustrations provided in narrative form. These hypotheticals will be accompanied by the standard performance information required by the SEC as described above.

        A Contract owner's actual return on its investment in this Portfolio will be affected by Contract charges imposed by the separate accounts of the participating life insurance companies.

--------------------------------------------------------------------------------

                            SMITH BARNEY SERIES FUND
                             Appreciation Portfolio
                              388 Greenwich Street
                            New York, New York 10013
                    Contract Owner Inquiries: (800) 451-2010
                        Prospectus dated April 29, 1997


        Smith Barney Series Fund is a diversified, open-end management investment company (the "Fund"), with ten portfolios (the "Portfolios"), each with separate goals and investment policies. Shares of the Appreciation Portfolio (the "Portfolio") may be acquired only by investing in a qualifying variable annuity or variable life insurance contract (a "Contract") offered by participating life insurance companies.

        The Portfolio's goal is long-term appreciation of capital. The Portfolio invests primarily in equity securities.

        There can be no guarantee that the Portfolio's goal will be achieved because any investment involves risks. Discussions of the investments which the Portfolio will make, and their related risks, are found in the sections of this Prospectus entitled "Investment Goal and Policies of the Portfolio," "Additional Investments" and "Special Considerations" and the Appendix to this Prospectus.

 This Prospectus, which sets forth certain information about the Fund and the Portfolio that you should know before investing, should be read in conjunction with the applicable Contract prospectus and retained for future reference. Additional information about the Fund and the Portfolio has been filed with the Securities and Exchange Commission (the "SEC") in a document entitled "Statement of Additional Information," dated April 29, 1997, as amended or supplemented from time to time, which is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a representative of a participating life insurance company.

        The Fund is responsible only for statements that are included in this Prospectus, the Statement of Additional Information or in authorized sales material. The Statement of Additional Information is incorporated by reference into this Prospectus in its entirety. You cannot buy shares of the Fund directly. You can invest in the Fund by buying separate accounts which fund certain variable annuity and variable life insurance contracts (each referred to herein as a "Contract") offered by designated insurance companies.

        THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS OF THE CONTRACT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

        THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 The date of this Prospectus is April 29, 1997

--------------------------------------------------------------------------------

                                    CONTENTS
================================================================================

     SUMMARY .........................................................    1

     EXPENSES OF THE PORTFOLIO .......................................    2

     FINANCIAL HIGHLIGHTS ............................................    2

     INVESTMENT GOAL AND POLICIES OF THE PORTFOLIO ...................    3

     ADDITIONAL INVESTMENTS ..........................................    3

     CERTAIN INVESTMENT STRATEGIES AND GUIDELINES ....................    5

     SPECIAL CONSIDERATIONS AND RISK FACTORS .........................    6

     PORTFOLIO TRANSACTIONS ..........................................    7

     NET ASSET VALUE .................................................    7

     HOW TO USE THE PORTFOLIO ........................................    7

     DIVIDENDS AND TAXES .............................................    8

     MANAGEMENT OF THE FUND ..........................................    9

     PORTFOLIO MANAGEMENT ............................................   10

     CUSTODIAN AND TRANSFER AGENT ....................................   10

     DISTRIBUTOR .....................................................   11

     ADDITIONAL INFORMATION ..........................................   11

     THE PORTFOLIO'S PERFORMANCE .....................................   12


--------------------------------------------------------------------------------
        No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information or the Fund's official sales literature in connection with the offering of the Fund's shares, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, the offer may not lawfully be made.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    SUMMARY
================================================================================

The Portfolio

        The Portfolio is one of ten portfolios of the Fund, a diversified, open-end management investment company registered under the Investment Company Act of 1940 as amended (the "1940 Act"). The Portfolio's investment objective is long-term appreciation of capital. The Portfolio invests primarily in equity and equity-related securities that are believed to afford attractive opportunities for appreciation.


Management

        Smith Barney Mutual Funds Management Inc. ("SBMFM" or "Investment Adviser") serves as the Portfolio's investment adviser and administrator. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"), which in turn is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Fund."


Buying Shares

        Shares of the Portfolio are offered only to Contract owners as set forth in the specific Contract. In the future, the Fund may establish additional portfolios which may or may not be available hereunder. See "How to Use the Fund."


Redeeming Shares

        Shares may be redeemed as described in the applicable Contract prospectus. See "How to Use the Fund."


Risk Factors and Special Considerations

        Investors in the Portfolio should be aware of the following general observations. The market value of fixed-income securities, which may constitute a temporary part of the investments of the Portfolio, may vary inversely in response to changes in prevailing interest rates. The non-publicly traded and illiquid securities, which the Portfolio may hold, may have to be sold at lower prices, or may remain unsold, when the Portfolio desires to dispose of them. The foreign securities, including securities of developing countries, in which the Portfolio may invest, may be subject to certain risks in addition to those inherent in U.S. investments. The Portfolio may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements and lending portfolio securities. These risks are described under "Investment Goal and Policies of the Portfolio," "Special Considerations and Risk Factors" and in the Appendix to this Prospectus.

--------------------------------------------------------------------------------

                           EXPENSES OF THE PORTFOLIO
================================================================================

        The Portfolio will bear its own expenses. Operating expenses for the Portfolio generally will consist of all costs not specifically borne by its Investment Adviser and Administrator or the Fund's distributor, including organizational costs, investment advisory and administration fees, fees for necessary professional and brokerage services, fees for any pricing service, the costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. From time to time, the Investment Adviser and/or Administrator of the Portfolio may waive all or a portion of the fees payable to it by the Portfolio, thereby reducing the expenses of the Portfolio. A detailed description of the expenses involved in investing in a Contract and the Portfolio is included in the Contract prospectus.


                             FINANCIAL HIGHLIGHTS
================================================================================

        The following information for the fiscal years ended December 31, 1996 and 1995 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated December 31, 1996. The information with respect to the four years ended December 31, 1994 has been audited by other auditors whose report thereon appears in the Fund's Annual Report dated December 31, 1994. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information.

        For a share of beneficial interest outstanding throughout each period:

Appreciation Portfolio                                   1996        1995        1994        1993        1992        1991(1)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                    $  14.39     $ 11.54     $ 11.80     $ 11.13     $ 10.49     $ 10.00
Income (Loss) From Operations:
        Net investment income(2)                          0.27        0.23        0.20        0.15        0.11        0.01
        Net realized and unrealized gains (loss) on
        investments                                       2.60        3.04       (0.32)       0.63        0.53        0.48
----------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                       2.87        3.27       (0.12)       0.78        0.64        0.49
----------------------------------------------------------------------------------------------------------------------------
Less Distributions:
        Net Investment income                            (0.25)      (0.21)      (0.14)      (0.11)       0.00*       --
        Net realized gains                               (1.15)      (0.21)       --          --          --          --
Total Distributions                                      (1.40)      (0.42)      (0.14)      (0.11)      (0.00)*      --
Net Asset Value, End of Year                          $  15.86     $ 14.39     $ 11.54     $ 11.80     $ 11.13     $ 10.49
----------------------------------------------------------------------------------------------------------------------------
Total Return                                             19.77%      28.84%      (1.12)%      7.03%       6.13%       4.90%++
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000's)                       $101,232     $94,492     $80,823     $77,843     $53,450     $11,436
----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
        Expenses                                          0.85%       0.97%       0.88%       1.01%       1.00%       0.94%+
        Net investment income                             1.59        1.65        1.75        1.35        1.61        3.00+
----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                 39%         43%         61%         33%         14%
----------------------------------------------------------------------------------------------------------------------------
Average Commissions Paid on Equity
        Security Transactions(3)                      $   0.06     $  0.06        --          --          --          --
----------------------------------------------------------------------------------------------------------------------------

(1) For the period from October 16, 1991 (commencement of operations) to December 31, 1991.
(2) The Investment Adviser waived all or part of its fees for the year ended December 31, 1992 and the period ended December 31, 1991.
     In addition, IDS Life reimbursed expenses of $29,950  and $7,264 for the year ended December 31, 1992 and the period ended December 31, 1991.
     If such fees were not waived and expenses
     reimbursed, the per share effect on net investment income would have been a decrease of $0.01 and the expense ratio would have been 1.16%.
(3) As of September 1995 the SEC instituted new guidelines requiring disclosure of average commissions per share.
+ Total return is not annualized, as it may not be representative of the total return for the year.
++   Annualized.
*    Amount represents less than $0.01.

--------------------------------------------------------------------------------

                 INVESTMENT GOAL AND POLICIES OF THE PORTFOLIO
================================================================================

        Set forth below is a description of the investment goal and policies of the Portfolio. The investment goal of the Portfolio may not be changed without the approval of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of the Portfolio. There can, of course, be no guarantee that the Portfolio will achieve its investment goal. Additional information about investment strategies that the Portfolio may employ and investment policies mentioned below appears in the Appendix to this Prospectus and in the Statement of Additional Information. A description of the corporate bond and commercial paper rating systems of Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") and other nationally recognized statistical rating organizations ("NRSROs") is also contained in the Statement of Additional Information.


Goal

        The Portfolio's goal is long-term appreciation of capital.


Investment Policies

        The Portfolio will attempt to achieve its goal by investing primarily in equity and equity-related securities that are believed to afford attractive opportunities for appreciation. For example, the Portfolio may invest in the securities of companies whose earnings are expected to increase, companies whose securities prices are lower than are believed justified in relation to their underlying assets or earning power or companies in which changes are anticipated that would result in improved operations or profitability. The Portfolio's investments will be broadly diversified among different industries. In analyzing securities for investment, SBMFM will consider many different factors, including past growth records, management capability, future earnings prospects and technological innovation, as well as general market and economic factors that can influence the price of securities.

        Under normal market conditions, substantially all-but not less than 65%-of the Portfolio's assets will consist of common stocks, but the Portfolio also may hold securities convertible into common stocks and warrants. When SBMFM believes that a conservative or defensive investment posture is warranted or when opportunities for capital appreciation do not appear attractive, the Portfolio may invest temporarily in debt obligations, preferred securities or short-term money market instruments. The Portfolio may, from time to time, lend its portfolio securities and invest in securities of non-U.S. issuers in the form of depository receipts representing interests in the common stocks of foreign issuers.


                             ADDITIONAL INVESTMENTS
================================================================================

Money Market Instruments

        The Portfolio may, as a cash management tool, hold up to 20% of the value of its total assets in cash and invest in short-term instruments and, for temporary defensive purposes, may hold cash and invest in short-term instruments without limitation. Short-term instruments in which the Portfolio may invest include: U.S. government securities: obligations of banks having at least $1 billion in assets (including certificates of deposit, time deposits and bankers' acceptances of U.S. or foreign banks, U.S. savings and loan associations and similar institutions); commercial paper rated no lower than A-2 by S&P or Prime-2 by Moody's or the equivalent from another NRSRO or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the two highest rating categories; and repurchase agreements with respect to any of the foregoing entered into with banks and non-bank dealers approved by the Fund's Board of Trustees.

--------------------------------------------------------------------------------

        Currently, there are six NRSROs: S&P, Moody's, Fitch Investors Services, Inc., Duff and Phelps Credit Rating Co., IBCA Limited and its affiliate, IBCA, Inc. and Thomson Bankwatch. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the Statement of Additional Information.


U.S. Government Securities

        The U.S. government securities in which the Portfolio may invest include: direct obligations of the United States Treasury (such as Treasury Bills, Treasury Notes and Treasury Bonds), and obligations issued by U.S. government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States (such as certificates issued by GNMA); securities that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and securities that are supported only by the credit of the instrumentality (such as bonds issued by FNMA and FHLMC). Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.

        The Portfolio may invest up to 5% of its net assets in U.S. government securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). Exchange Rate-Related Securities are issued in a variety of forms, depending on the structure of the principal repayment formula. The principal repayment formula may be structured so that the securityholder will benefit if a particular foreign currency to which the security is linked is stable or appreciates against the U.S. dollar. In the alternative, the principal repayment formula may be structured so that the securityholder benefits if the U.S. dollar is stable or appreciates against the linked foreign currency. Finally, the principal repayment formula can be a function of more than one currency and, therefore, be designed in either of the aforementioned forms or a combination of those forms.

        Investments in Exchange Rate-Related Securities entail special risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. If currency exchange rates do not move in the direction or to the extent anticipated at the time of purchase of the security, the amount of principal repaid at maturity might be significantly below the par value of the security, which might not be offset by the interest earned by the Portfolio over the term of the security. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The imposition or modification of foreign exchange controls by the United States or foreign governments or intervention by central banks also could affect exchange rates. Finally, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for particular Exchange Rate-Related Securities due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

--------------------------------------------------------------------------------

                  CERTAIN INVESTMENT STRATEGIES AND GUIDELINES
================================================================================

        Up to 10% of the total assets of the Portfolio may be invested in securities with contractual or other restrictions on resale and other instruments that are not readily marketable, including repurchase agreements with maturities greater than seven days and time deposits maturing in more than seven calendar days. The Portfolio may borrow from banks for temporary or emergency purposes, but not for leverage, in an amount up to 30% of its assets, and may pledge its assets to the same extent in connection with such borrowings. Whenever borrowings from banks exceed 5% of the value of the assets of the Portfolio, the Portfolio will not make any additional investments. Except for the limitations on borrowing, the investment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the Board of Trustees of the Fund. A complete list of investment restrictions that identifies additional restrictions that cannot be changed without the approval of a majority of the Portfolio's outstanding shares is contained in the Statement of Additional Information.

Repurchase Agreements

     The Portfolio may engage in repurchase agreement transactions on portfolio securities, in each case with banks which are the issuers of instruments acceptable for purchase by the Portfolio and with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will be monitored by the Portfolio's investment adviser to ensure that it at least equals at all times the total amount of the repurchase obligation, including interest. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert these rights. The Portfolio's investment adviser, acting under the supervision of the Fund's Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks. A repurchase agreement is considered to be a loan collateralized by the underlying securities under the 1940 Act.

Lending of Securities

       The Portfolio may lend its portfolio securities to brokers, dealers and other financial organizations. By lending its securities, the Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Loans of portfolio securities, if and when made, by the Portfolio may not exceed 331/3% of the Portfolio's total assets, taken at value. Loans of the Portfolio's securities will be collateralized by cash, letters of credit or U.S. government securities, which are maintained at all times in an amount equal to the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio.

--------------------------------------------------------------------------------

                    SPECIAL CONSIDERATIONS AND RISK FACTORS
================================================================================

        This section describes certain investments of the Portfolio and related risks. Further information concerning investments of the Portfolio and related risks may be found in the Appendix to this Prospectus and in the Statement of Additional Information.


Fixed-Income Securities

        The market value of fixed-income obligations of the Portfolio will be affected by general changes in interest rates, which will result in increases or decreases in the value of fixed-income obligations held by the Portfolio. The market value of the Portfolio's fixed-income obligations can be expected to vary inversely in relation to changes in prevailing interest rates. In addition, fixed-income securities in which the Portfolio may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity and safety and longer maturities.


Non-Publicly Traded and Illiquid Securities

        The Portfolio may purchase securities that are not publicly traded. The sale of securities that are not publicly traded is typically restricted under federal securities laws. As a result, the Portfolio may be forced to sell these securities at less than fair market value or may not be able to sell them when its Investment Adviser believes it desirable to do so. The Portfolio's investments in illiquid securities are subject to the risk that should the Portfolio desire to sell any of these securities when a ready buyer is not available at a price that the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.


Foreign Securities

        The Portfolio may invest in obligations of companies and governments of foreign nations, which involve certain risks in addition to the usual risks inherent in U.S. investments. These risks include those resulting from revaluation of currencies, future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to U.S. companies. The performance of the Portfolio investing in foreign securities may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolio, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that could reduce the return on such securities. Changes in foreign currency exchange rates may affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on U.S. exchanges, and the expense of maintaining securities with foreign custodians.

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6

                             PORTFOLIO TRANSACTIONS
================================================================================

        All orders for transactions in securities on behalf of the Portfolio will be placed by its Investment Adviser with broker-dealers that the Adviser selects, including Smith Barney and other affiliated brokers. The Portfolio may utilize Smith Barney or a Smith Barney-affiliated broker in connection with a purchase or sale of securities when the Portfolio's Investment Adviser believes that the broker's charge for the transaction does not exceed usual and customary levels.


                                NET ASSET VALUE
================================================================================

        The value of an individual share of the Portfolio is the net asset value of that share. The net asset value per share of the Portfolio will be calculated separately on each day, Monday through Friday, except on days when the New York Stock Exchange, Inc. (the "NYSE") is closed. The NYSE is currently scheduled to be closed on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share of the Portfolio is determined as of the close of regular trading on the NYSE (currently 4:00 p.m., New York time).

        Net asset value per share is computed by dividing the value of the Portfolio's net assets by the total number of its shares outstanding. Generally, the Portfolio's investments are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Fund's Board of Trustees. A security that is primarily traded on a U.S. or foreign exchange (including securities traded through the National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund's Board of Trustees or its delegates. Over-the-counter securities that are not traded through the National Market System and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market are valued on the basis of the mean between the bid and asked prices at the close of business on each day. Investments in U.S. government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost when the Fund's Board of Trustees determines that this constitutes fair value. Further information regarding the Fund's valuation policies is contained in the Statement of Additional Information.


                            HOW TO USE THE PORTFOLIO
================================================================================

Investing in the Portfolio

        Shares of the Fund are currently offered exclusively to Contract owners. To find out which insurance companies offer Contracts that are eligible to invest in the Fund, call the Fund at (800) 451-2010. For further information, see the description provided in the Contract prospectus.

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                                                                               7

Sales Charges and Surrender Charges

        The Fund does not assess any sales charge, either when it sells or when it redeems shares of the Portfolio. However, surrender charges that may be assessed under the Contract are described in the Contract prospectus. Mortality and expense risk fees and other charges are also described in the Contract prospectus.


Redeeming and Exchanging Shares

        The Fund will redeem shares in response to full or partial surrenders of a Contract. Generally, payment upon redemption will be made within three business days after receiving a valid redemption request (unless redemption is suspended or payment is delayed as permitted in accordance with SEC regulations). The Fund will use the net asset value at the close of trading on the NYSE on the day the notice of surrender or transfer is received. If the request is received after the close of trading on the NYSE, the shares will be redeemed at the net asset value at the close of the next business day. The value of any redeemed shares may be more or less than their original purchase price.

        A detailed description of how to surrender the Contract is included in the Contract prospectus.


                              DIVIDENDS AND TAXES
================================================================================

Dividends

        Net Investment Income. Dividends and distributions will be automatically reinvested, without a sales charge, in the shareholder's account at net asset value in additional shares of the Portfolio, unless the shareholder instructs the Portfolio to pay all dividends and distributions in cash. Net investment income, including dividends on stocks and interest on bonds or other securities the Fund holds, is distributed to the shareholders of the Portfolio annually.

        Capital Gains. Distributions of any net realized capital gains of the Portfolio will be paid annually shortly after the close of the fiscal year in which they are earned.


Taxes

        In the opinion of counsel to the Fund, the Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of investment income and capital gains earned will be determined on a portfolio (rather than on a Fund-wide) basis.

        The Fund intends that the Portfolio will separately meet the requirements for qualification each year as a "regulated investment company" within the meaning of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify as a regulated investment company, the Portfolio must meet certain income and diversification tests, including the requirement that it derive less than 30% of its gross income in each taxable year from the sale or other disposition of (a) stock or securities held for less than three months; (b) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) held for less than three months and
(c) foreign currencies (or options, futures or forward contracts on such foreign currencies) held for less than three months but only if such currencies (or options, futures or forward contracts) are not directly related to the Portfolio's principal business of investing in stock or securities (or options or futures with respect to stock or securities). As a regulated investment company and provided

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8
certain distribution requirements are met, the Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

        Dividends paid by the Portfolio from taxable investment income and distributions of short-term capital gains will be treated as ordinary income in the hands of the shareholders for federal income tax purposes, whether received in cash or reinvested in additional shares. Distributions of net long-term capital gains will be treated as long-term capital gains in the hands of the shareholders, if certain notice and designation requirements are satisfied, whether paid in cash or reinvested in additional shares, regardless of the length of time the investor has held shares of the Portfolio. The Fund has been informed that the separate accounts represented by the Contracts should, for federal income tax purposes, be considered the shareholders of the Portfolio.

        To comply with regulations under Section 817(h) of the Code, the Portfolio will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of
Section 817(h) of the Code, obligations of the United States Treasury and each U.S. government agency or instrumentality are treated as securities of separate issuers.

        The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the variable contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the variable contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the variable contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued.

        In the event that rules or regulations are adopted, there can be no assurance that the Portfolio will be able to operate as currently described in this Prospectus, or that the Fund will not have to change the investment goal or investment policies of the Portfolio. While the Portfolio's investment goal is fundamental and may be changed only by a vote of a majority of the Portfolio's outstanding shares, the Fund's Board of Trustees reserves the right to modify the investment policies of the Portfolio as necessary to prevent any such prospective rules and regulations from causing a Contract owner to be considered the owner of the shares of the Portfolio.

        Reference is made to the Contract prospectus for information regarding the federal income tax treatment of distribution.


                             MANAGEMENT OF THE FUND
================================================================================

Board of Trustees

        Overall responsibility for management and supervision of the Fund and the Portfolio rests with the Fund's Board of Trustees. The Trustees approve all significant agreements between the Fund and the persons or companies that furnish services to the Fund and the Portfolio, including agreements with the Investment

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                                                                               9

Adviser and Administrator of the Portfolio and with the Fund's custodian, transfer agent and distributor. The day-to-day operations of the Portfolio are delegated to the Investment Adviser and Administrator of the Portfolio. The identities and backgrounds of the Trustees and officers of the Fund, together with certain additional information about them, are contained in the Statement of Additional Information. The Fund requires no employees other than its executive officers, none of whom devotes full time to the affairs of the Fund.


Investment Adviser and Administrator

      Subject to the supervision and direction of the Fund's Board of Trustees, the Investment Adviser of the Portfolio manages the Portfolio in accordance with its goal and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and employs professional portfolio managers and securities analysts who provide research services to the Portfolio.

        SBMFM, located at 388 Greenwich Street, New York, New York 10013, provides investment advisory and management services to investment companies affiliated with Holdings. Holdings is a wholly owned subsidiary of Travelers, a diversified financial services holding company engaged through its subsidiary principally in four business segments: Investment Services. Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. SBMFM renders investment advice to investment companies that had aggregate assets under management as of March 1, 1997, in excess of $80 billion.


                              PORTFOLIO MANAGEMENT
================================================================================

        Harry D. Cohen is a Vice President and Investment Officer of the Fund and a Managing Director of Smith Barney. Prior to July 1993, Mr. Cohen served as Executive Vice President of Shearson Lehman Brothers Inc.

        The Fund's management discussion and analysis, and additional performance information regarding the portfolios of the Fund during the fiscal year ended December 31, 1996, is included in the Annual Report, dated December 31, 1996. A copy of the Annual Report may be obtained upon request without charge from a Smith Barney Financial Consultant or by writing or calling of the Fund at the address or phone number listed on the cover page of this Prospectus.


                          CUSTODIAN AND TRANSFER AGENT
================================================================================

        PNC, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, acts as custodian of the Portfolio's investment generally.

        The Transfer Agent, First Data Investor Serves Group, Inc., is located at Exchange Place, Boston, Massachusetts 02109.

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10

                                  DISTRIBUTOR
================================================================================

        Smith Barney, a subsidiary of Holdings, located at 388 Greenwich Street, New York, New York 10013, serves as distributor of the Fund's shares, for which it receives no separate fee from the Fund. Insurance companies offering the Contracts pay Smith Barney for the services it provides and the expenses it bears in distributing the Contracts, including payment of commissions for sales. Insurance companies offering the Contracts will bear certain additional costs in connection with the offering of the Fund's shares, including the costs of printing and distributing prospectuses, statements of additional information and sales literature.


                             ADDITIONAL INFORMATION
================================================================================

Formation

        The Fund was organized on May 13, 1991, under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The Fund registered with the SEC as a diversified, open-end management investment company, as defined in the 1940 Act. The Fund commenced operations on October 16, 1991, under the name Shearson Series Fund. On July 30, 1993 and October 14, 1994, the Fund changed its name to Smith Barney Shearson Series Fund and Smith Barney Series Fund, respectively.


Shares of Beneficial Interest

        The Fund offers shares of beneficial interest of separate series with a par value of $0.001 per share. Shares of ten series have been authorized, which represent the interests in ten portfolios. When matters are submitted for shareholder vote, shareholders of each portfolio will have one vote for each full share owned and proportionate, fractional votes for fractional shares held.

        For a discussion of the rights of Contract owners concerning the voting of shares, please refer to the Contract prospectus.

        Generally, shares of the Fund vote by individual portfolio on all matters except (a) matters affecting only the interests of more than one of the portfolios, in which case shares of the affected portfolios would be entitled to vote, or (b) when the 1940 Act requires that shares of the portfolios be voted in the aggregate. All shares of the Fund vote together as one series for the election of Trustees. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from the office upon the vote of shareholders holding at least two-thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Fund's outstanding shares. In addition, shareholders who meet certain criteria will be assisted by the Fund in communicating with other shareholders in seeking the holding of such a meeting.

        The Fund sends each owner of a Contract a semi-annual report and an annual report, each of which includes a list of the investment securities held by the Portfolio at the end of the period covered. Contract owners may make inquiries regarding the Fund and the Portfolio, including the current performance of the Portfolio, from a Smith Barney Financial Consultant.

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                                                                              11

                          THE PORTFOLIO'S PERFORMANCE
================================================================================

Total Return

        From time to time, the Portfolio may advertise its "average annual total return" over various periods of time. Such total return figure shows average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). When considering average annual total figures for periods longer than one year, it is important to note that the Portfolio's annual total return for any one year in the period might have been greater than the average for the entire period. A Portfolio also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in the Portfolio's share prices and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions).

        It is important to note that total return figures are based on historical earnings and are not intended to indicate future performance. The Statement of Additional Information describes the method used to determine the Portfolio's total return. Shareholders may make inquiries regarding the Portfolio, including total return figures, of a Smith Barney Financial Consultant.

        In reports or other communications to shareholders or in advertising material, the Portfolio may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indices of investment securities, such as the S&P 500, the Consumer Price Index, Dow Jones Industrial Average or NASDAQ, or with investment or savings vehicles. The performance information also may include evaluations of the Portfolio published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, Morningstar Mutual Fund Values, Mutual Fund Forecaster, The New York Times, Stranger's Investment Advisor, USA Today, U.S. News & World Report and The Wall Street Journal. Such comparative performance information will be stated in the same terms in which the comparative data or indices are stated. Any such advertisement also would include the standard performance information required by the SEC as described above. For these purposes, the performance of the Portfolio, as well as the performance of other mutual funds or indices, does not reflect sales charges, the inclusion of which would reduce the Portfolio's performance.

        The Portfolio may also utilize performance information in hypothetical illustrations provided in narrative form. These hypotheticals will be accompanied by the standard performance information required by the SEC as described above.

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12
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

                           TravelersLife & Annuity [LOGO]
                        A Member of TravelersGroup

L-21162                                             Underlying Fund Prospectuses